Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 1,512	$ 2,073
Cost of revenues	694	880
Gross profit	818	1,193
Research and development expenses	4,649	2,730
Sales and marketing expenses	1,533	625
General and administrative expenses	3,342	1,584
Operating loss	8,706	3,746
Financial expenses (income), net	262	101
Net loss and comprehensive loss	$ 8,968	$ 3,847
Basic and diluted net loss per share (in Dollars per share)	$ 0.244	$ 0.156
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in Shares)	36,814,382	24,696,706